Profit Sharing and Rebates - Summary of Profit Sharing and Rebates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Profit Sharing And Rebates [abstract]
Surplus interest bonuses	€ 2	€ 2	€ 2
Profit appropriated to policyholders	7	15	21
Total	€ 8	€ 17	€ 23